Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments at value (Note 1A) (identified cost, $36,236,708)                                        $ 39,300,131
   Cash                                                                                                      355,988
   Receivable for investments sold                                                                         3,451,707
   Interest and dividends receivable                                                                         216,012
   Receivable from investment adviser (Note 2)                                                                 2,493
   Receivable for variation margin on open financial futures contracts (Note 6)                                6,456
   Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                            19,587
   Receivable for foreign dividend tax reclaims                                                               58,085
                                                                                                        ------------
       Total assets                                                                                       43,410,459

Liabilities
   Payable for investments purchased                                                 $ 2,572,098
   Unrealized depreciation on forward foreign currency exchange contracts
      (Note 6)                                                                            16,365
   Accrued accounting, custody and transfer agent fees                                    19,149
   Accrued expenses and other liabilities                                                 12,986
                                                                                     -----------

       Total liabilities                                                                                   2,620,598
                                                                                                        ------------
Net Assets                                                                                              $ 40,789,861
                                                                                                        ============
Net Assets consist of:
   Paid-in capital                                                                                      $ 37,379,879
   Undistributed net investment income                                                                       112,892
   Accumulated net realized gain                                                                             225,009
   Net unrealized appreciation                                                                             3,072,081
                                                                                                        ============
       Total Net Assets                                                                                 $ 40,789,861
                                                                                                        ============

Shares of beneficial interest outstanding                                                                  1,771,071
                                                                                                        ============

Net asset value, offering price and redemption price per share
   (Net assets/Shares outstanding)                                                                      $      23.03
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividend income (net of foreign withholding taxes of $52,461)                                      $   333,920
   Interest income                                                                                         34,328
                                                                                                      -----------
       Total investment income                                                                            368,248

Expenses
   Investment advisory fee (Note 2)                                            $  169,976
   Accounting, custody and transfer agent fees                                     89,988
   Audit services                                                                  15,845
   Registration fees                                                                6,635
   Legal fees                                                                       4,986
   Trustees fees (Note 2)                                                           2,943
   Insurance expense                                                                2,852
   Miscellaneous                                                                    6,373
                                                                               ----------
       Total expenses                                                             299,598

Deduct --
   Waiver of investment advisory fee (Note 2)                                     (87,128)
                                                                               ----------

       Net expenses                                                                                       212,470
                                                                                                      -----------

          Net investment income                                                                           155,778
                                                                                                      -----------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss)
       Investment security transactions                                           (24,280)
       Financial futures contracts                                                321,679
       Foreign currency transactions and forward foreign
         currency exchange contracts                                                2,063
                                                                               ----------

          Net realized gain (loss)                                                                        299,462

   Change in unrealized appreciation (depreciation)
       Investment securities                                                    2,526,002
       Financial futures contracts                                                 21,557
       Foreign currency and forward foreign currency exchange contracts            (4,573)
                                                                               ----------

          Net change in unrealized appreciation (depreciation)                                          2,542,986
                                                                                                      -----------

       Net realized and unrealized gain                                                                 2,842,448
                                                                                                      -----------

Net increase in net assets from operations                                                            $ 2,998,226
                                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended            Nine Months
                                                              March 31, 1998          Ended               Year Ended
                                                               (Unaudited)      September 30, 1997    December 31, 1996
                                                             ----------------  --------------------  -------------------
Increase (decrease) in net assets
From operations
   Net investment income                                      $    155,778         $   668,107         $    919,841
   Net realized gain                                               299,462           4,288,094            4,520,530
   Change in unrealized appreciation
      (depreciation)                                             2,542,986            (806,597)          (1,512,964)
                                                              ------------         -----------         ------------
   Net increase in net assets from operations                    2,998,226           4,149,604            3,927,407
                                                              ------------         -----------         ------------

Distributions to Shareholders
   From net investment income                                     (246,135)           (601,863)            (993,584)
   From net realized gains on investments                       (4,215,438)         (2,427,615)          (2,991,390)
                                                              ------------         -----------         ------------
   Total distributions to shareholders                          (4,461,573)         (3,029,478)          (3,984,974)
                                                              ------------         -----------         ------------
Fund Share (principal) Transactions (Note 4)
   Net proceeds from sale of shares                              2,070,079           5,984,646            3,568,994
   Net asset value of shares issued to shareholders
      in payment of distributions declared                       4,211,830           2,684,361            3,425,523
   Cost of shares redeemed                                     (13,526,038)         (8,030,311)         (18,671,701)
                                                              ------------         -----------         ------------
   Net increase (decrease) in net assets from Fund
      share transactions                                        (7,244,129)            638,696          (11,677,184)
                                                              ------------         -----------         ------------

   Net increase (decrease) in net assets                        (8,707,476)          1,758,822          (11,734,751)

Net Assets
   At beginning of period                                       49,497,337          47,738,515           59,473,266
                                                              ------------         -----------         ------------
   At end of period (including undistributed net
      investment income of $112,892, $203,249 and
      $8,961, respectively)                                   $ 40,789,861         $49,497,337         $ 47,738,515
                                                              ============         ===========         ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                  Six Months
                                     Ended      Nine Months
                                   March 31,       Ended                       Year Ended December 31,
                                     1998        Sept. 30,      -----------------------------------------------------
                                  (Unaudited)       1997          1996       1995       1994       1993       1992+
                                 --------------  -----------    -------    -------   ---------   --------   --------
Net asset value, beginning of
   period                           $ 23.57        $ 23.25      $ 23.54    $ 23.12     $ 26.74    $ 19.78    $ 22.20
                                    -------        -------      -------    -------     -------    -------    -------
Income from investment operations
   Net investment income *             0.10           0.39         0.47       0.04        0.21       0.26       0.26
   Net realized and unrealized
      gain (loss) on
      investments                      1.73           1.44         1.28       0.45       (2.08)      7.29      (2.47)
                                    -------        -------      -------    -------     -------    -------    -------
Total from investment
   operations                          1.83           1.83         1.75       0.49       (1.87)      7.55      (2.21)
                                    -------        -------      -------    -------     -------    -------    -------
Less distributions to shareholders
   From net investment income         (0.13)         (0.30)       (0.51)        --       (0.12)     (0.23)     (0.21)
   In excess of net investment
      income                             --             --           --         --          --      (0.36)        --
   From net realized gains on
      investments                     (2.24)         (1.21)       (1.53)     (0.07)      (1.63)        --         --
                                    -------        -------      -------    -------     -------    -------    -------
   Total distributions to
      shareholders                    (2.37)         (1.51)       (2.04)     (0.07)      (1.75)     (0.59)     (0.21)
                                    -------        -------      -------    -------     -------    -------    -------
   Net asset value, end of
      period                        $ 23.03        $ 23.57      $ 23.25    $ 23.54     $ 23.12    $ 26.74    $ 19.78
                                    =======        =======      =======    =======     =======    =======    =======

Total return                          10.09%          7.65%        7.44%      2.14%      (6.99)%    38.27%     (9.95)%

Ratios (to average daily net assets)/Supplemental Data
   Expenses                            1.00%++        0.84%++      0.50%      1.22%       1.23%      1.34%      1.53%
   Net investment income               0.73%++        1.78%++      1.80%      1.76%       1.52%      1.09%      1.18%
   Portfolio Turnover                    93%           155%         163%       108%         75%        98%        98%
   Average broker commission
      per share (1)                 $0.0340        $0.0137      $0.0092         --          --         --         --
   Net assets, end of period
      (000's omitted)               $40,790        $49,497      $47,739    $59,473    $104,435    $92,419    $56,539

-------------------

* For the six months ended March 31, 1998, the nine months ended September 30, 1997 and the year ended December 31, 1996, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee. In the absence of this agreement, the net investment income per share and the ratios would have been:

   Net investment income per        $  0.05       $   0.29      $  0.27         --          --         --         --
      share
   Ratios (to average daily net
      assets):
   Expenses                            1.41%++        1.42%++      1.29%        --          --         --         --
   Net investment income               0.32%++        1.20%++      1.01%        --          --         --         --

+  Audited by other auditors.
++ Computed on an annualized basis.
(1)Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
EQUITIES -- 96.0%

Australia -- 1.9%
Metal Manufacturers Ltd.                                                                85,000         $     119,855
National Australia Bank Ltd.                                                            12,500               177,995
National Foods Ltd. Ordinary Shares                                                     75,000               134,552
News Corporation Ltd.                                                                   35,000               231,005
Resolute Samantha Limited*                                                             135,000               117,075
                                                                                                       -------------
                                                                                                             780,482
                                                                                                       -------------
Austria -- 3.2%
Bank Austria AG                                                                          8,000               541,945
EVN-Energie Versorgung Niedr                                                             1,950               287,290
Mayr-Melnhof                                                                             4,900               339,100
Strabag Oesterreich AG                                                                   2,450               142,422
                                                                                                       -------------
                                                                                                           1,310,757
                                                                                                       -------------
Belgium -- 4.0%
Royale Belge                                                                             1,300               456,125
Sofina                                                                                     450               385,723
Solvay Et Cie A NPV                                                                      5,100               386,647
Tractebel Ordinary Shares                                                                3,900               410,257
                                                                                                       -------------
                                                                                                           1,638,752
                                                                                                       -------------
Finland -- 4.0%
Finnair Oy                                                                              57,000               548,614
Kemira Oy Ordinary Shares                                                               20,000               208,538
Merita Ltd.                                                                             63,400               381,948
Nokia AB                                                                                 4,400               473,291
                                                                                                       -------------
                                                                                                           1,612,391
                                                                                                       -------------
France -- 10.9%
Cie Financiere de Paribas SA                                                             4,100               415,165
Cie Generale Des Eaux                                                                    1,100               178,714
Ciments Francais-A                                                                       2,300               118,863
Clarins                                                                                  5,200               487,920
Esso Ste Anonyme Francaise                                                               4,300               416,667
France Telecom SA                                                                        7,500               395,833
Labinal                                                                                    600               202,616
Lafarge Coppee French                                                                    4,600               391,505
Lafarge Rights                                                                           4,600                 6,017
Pinault Printemps                                                                          400               309,432
Renault SA                                                                              12,700               566,085
Scor SA                                                                                  9,500               544,654
Vallourec                                                                                5,400               427,326
                                                                                                       -------------
                                                                                                           4,460,797
                                                                                                       -------------
Germany -- 10.0%
Agiv AG                                                                                  8,500               182,954

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Germany (continued)
Bankgesellschaft                                                                        23,300         $     577,113
Berliner Kraft & Licht                                                                   7,500               324,482
DBV Holding AG Registered Shares                                                         1,500               608,404
DLW AG*                                                                                  3,250               411,633
Draegerwerk AG                                                                           8,500               177,897
Escada AG                                                                                2,300               330,864
Lufthansa AG*                                                                           14,400               303,326
Mannesmann AG Dm50                                                                         350               256,287
Phoenix AG                                                                              19,000               385,323
Schmalbach Lubeca AG                                                                       550               118,679
Volkswagen AG                                                                              525               416,930
                                                                                                       -------------
                                                                                                           4,093,892
                                                                                                       -------------
Hong Kong -- 2.7%
Guoco Group Ltd. Ordinary Shares                                                        91,000               223,120
Hang Lung Development Co.                                                              103,000               149,532
Hong Kong Electric                                                                      43,000               147,602
Hong Kong Telecom                                                                       79,000               163,114
Hopewell Holdings                                                                      920,000               204,202
Regal Hotel International                                                                  800                   125
Tai Cheung Holdings                                                                    650,000               220,184
                                                                                                       -------------
                                                                                                           1,107,879
                                                                                                       -------------
Ireland -- 2.8%
Allied Irish Banks PLC                                                                  23,500               285,256
Fyffes PLC 1                                                                           220,000               547,013
Irish Life PLC Ordinary Shares                                                          32,000               298,909
                                                                                                       -------------
                                                                                                           1,131,178
                                                                                                       -------------
Italy -- 3.2%
Autostrade SPA-PFD                                                                      62,000               287,768
Banca Popolare Di Bergamo Azione Nom                                                    13,000               297,627
ENI SPA                                                                                 30,700               208,019
Istit Fin Priv Itl 1000                                                                 12,900               321,675
Telecom Italia Mobile Ordinary Shares                                                   35,800               193,173
                                                                                                       -------------
                                                                                                           1,308,262
                                                                                                       -------------
Japan -- 18.8%
Aiwa Co. Ltd.                                                                            5,000               140,296
Amada Co. Ltd.                                                                          31,000               138,382
Brother Industries Ltd.                                                                 76,000               249,171
Casio Computer Co. Ltd.                                                                 46,000               396,879
Fuji Electric Co.                                                                       53,000               181,717
Higo Bank                                                                               39,000               203,939
Honda Motor Co. Ltd.                                                                     6,000               216,070
Joyo Bank                                                                               40,000               159,352
Kandenko                                                                                18,000               114,112
Kawasaki Kisen                                                                         200,000               307,600

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Japan (continued)
Kokusai Electric                                                                         5,000         $     198,064
Konica Corporation                                                                      30,000               136,394
Lion Corporation                                                                       110,000               379,623
Long Term Credit Bank of Japan                                                         142,000               247,160
Makino Milling                                                                          22,000               149,539
Mitsubishi Corp.                                                                        35,000               286,218
Mitsui Chemicals Inc.                                                                   68,000               156,621
Mos Food Services                                                                       18,000               233,626
Nichicon Corp.                                                                          37,000               413,609
Nippon Kayaku Co.                                                                       87,000               382,489
Nippon Oil Co.                                                                          80,000               280,291
Nippon Shinpan Co. Ordinary Shares                                                     125,000               211,944
Nissho Iwai Corp.                                                                       80,000               219,071
Orient Corporation                                                                     216,000               471,573
Sony Corp.                                                                               3,000               254,333
Sumitomo Chemical Co.                                                                   54,000               155,571
Sumitomo Rubber                                                                         58,000               301,553
TDK Corp.                                                                                5,000               386,376
Tohoku Electric Power                                                                   21,000               315,102
Tokuyama Soda Co. Ltd.                                                                  74,000               215,965
Toshiba Tungaloy                                                                        59,000               168,205
                                                                                                       -------------
                                                                                                           7,670,845
                                                                                                       -------------
Malaysia -- 1.8%
Golden Hope Plantations Bhd                                                            152,000               191,211
Malaysian Intern Shipping Corp.                                                         72,000               137,829
Multi-Purpose Holdings                                                                 236,000               103,908
Petronas Gas Berhad                                                                     31,000                82,233
Technology Resources Industries                                                        188,000               213,876
                                                                                                       -------------
                                                                                                             729,057
                                                                                                       -------------
Netherlands -- 4.9%
ASR Verzekeringsgroep NV                                                                 3,800               272,757
Gamma Holding                                                                            7,200               434,239
ING Groep                                                                                2,900               164,605
Koninklijke Boskalis Westminster NV                                                        345                 5,777
Pakhoed Holding NV                                                                       8,750               313,629
Royal Dutch Petroleum Co.                                                                5,800               328,375
Van Ommeren                                                                             11,800               498,791
                                                                                                       -------------
                                                                                                           2,018,173
                                                                                                       -------------
Norway -- 2.0%
Den Norske Bank ASA                                                                     60,000               326,643
Orkla As A-aksjer                                                                        1,300               133,018
Saga Petroleum ASA, A Shares                                                             6,500               115,965
SAS Norge SA - B Shares                                                                 15,380               241,101
                                                                                                       -------------
                                                                                                             816,727
                                                                                                       -------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Switzerland -- 6.5%
Baloise Holdings                                                                           150         $     306,434
Fischer (Georg)                                                                            150               284,300
Julius Baer Holdings                                                                       180               436,779
Nestle Registered Shares                                                                   155               296,114
Novartis AG                                                                                580             1,026,259
UBS (Schw. Bank Gesellschaft)                                                              175               285,775
                                                                                                       -------------
                                                                                                           2,635,661
                                                                                                       -------------

United Kingdom -- 19.3%
Alliance Unichem PLC                                                                    72,000               529,563
Amec PLC                                                                               224,000               589,740
Bg PLC                                                                                  94,864               490,392
British Telecommunications PLC                                                          50,000               543,270
Courtaulds Textiles PLC                                                                 52,000               306,404
English China Clays PLC                                                                110,700               450,587
Hambros PLC*                                                                            57,600               261,893
Hazlewood Foods PLC                                                                    178,600               603,066
Johnson Matthey Public Limited*                                                         41,600               430,096
Lex Service PLC                                                                         88,000               778,496
Railtrack Group PLC                                                                     35,000               573,359
Royal Bank of Scotland Group PLC                                                        47,200               732,188
Sedgwick Group PLC                                                                     110,000               293,282
Signet Group PLC                                                                       638,000               434,591
Transport Development Group PLC                                                        128,000               430,069
Willis Corroon Group                                                                   157,000               414,657
                                                                                                       -------------
                                                                                                           7,861,653
                                                                                                       -------------

TOTAL EQUITIES (COST $36,113,061)                                                                         39,176,506
                                                                                                       -------------

                                                                                              Par           Value
Security                                                  Rate            Maturity           Value        (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%
U.S. GOVERNMENT AGENCY -- 0.3%
FHLMC Discount+                                          5.410%           6/12/98           125,000          123,625
                                                                                                       -------------
Total U.S. Government Agency (Cost $123,647)                                                                 123,625
                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (COST $123,647)                                                                 123,625
                                                                                                       -------------
TOTAL INVESTMENTS -- 96.3% (COST $36,236,708)                                                          $  39,300,131
Other Assets, Less Liabilities -- 3.7%                                                                     1,489,730
                                                                                                       =============
NET ASSETS-- 100%                                                                                      $  40,789,861
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

FHLMC - Federal Home Loan Mortgage Corporation
* Non-income producing security.
+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Equity Fund (the "Fund") is a separate, diversified investment series of the Trust.

         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B.  Securities transactions and income

         Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         C.  Federal taxes

         As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

         D.  Foreign currency transactions

         Investment security valuations, other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

         Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         E.  Distributions to shareholders

         Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

 (2)     Investment Advisory Fee:

         The investment advisory fee paid to Standish International Management Company, L.P. ("SIMCO") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. SIMCO voluntarily agreed to limit total Fund operating expenses to 1.00% of the Fund's average daily net assets for the period ended March 31, 1998. This agreement is voluntary and temporary and may be discontinued or revised by SIMCO at any time. For the six months ended March 31, 1998, SIMCO voluntarily waived a portion of its investment advisory fee in the amount of $87,128. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of SIMCO or its affiliates.

(3)      Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than short-term investments, were as follows:

                                                              Six Months Ended              Nine Months Ended
                                                               March 31, 1998               September 30, 1997
                                                        ---------------------------   ----------------------------
                                                          Purchases        Sales        Purchases         Sales
                                                        ------------   ------------   ------------    ------------
         U.S. Government Securities..................   $    246,706             --   $    392,507              --
                                                        ============   ============   ============    ============
         Investments (non-U.S. Government Securities)   $ 39,348,898   $ 51,657,678   $ 75,499,625    $ 76,910,303
                                                        ============   ============   ============    ============

 (4)     Shares of Beneficial Interest:

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                        Six Months Ended     Nine Months Ended     Year Ended December
                                                         March 31, 1998      September 30, 1997         31, 1996
                                                       -------------------  --------------------  --------------------
         Shares sold.................................             93,602               258,881              147,664
         Shares issued to shareholders in payment of
            distributions declared...................            223,795               109,893              144,612
         Shares redeemed ............................           (646,700)             (322,069)            (764,772)
                                                       -----------------    ------------------    -----------------
         Net increase/(decrease) ....................           (329,303)               46,705             (472,496)
                                                       =================    ==================    =================

         At March 31, 1998, the Fund had three shareholders of record owning approximately 13%, 11% and 11% of the Fund's outstanding voting shares.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1998, as computed on a federal income tax basis, were as follows:

         Aggregate Cost........................................  $  36,236,708
                                                                 =============

         Gross unrealized appreciation.........................  $   4,511,158
         Gross unrealized depreciation.........................     (1,447,735)
                                                                 -------------
         Net unrealized appreciation (depreciation)............  $   3,063,423
                                                                 =============

(6)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

         The Fund trades the following financial instruments with off-balance sheet risk:

         Options

         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Net Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

         Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased
         (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. During the six months ended March 31, 1998, the Fund had no written option transactions, nor were there any open written option contracts at March 31, 1998.

         Forward currency exchange contracts

         The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

         At March 31, 1998, the Fund held the following forward foreign currency exchange contracts:

                                                                                                              U.S.$
                                                                               U.S. $        U.S.$         Unrealized
                                        Local Principal       Contract         Market      Aggregate      Appreciation/
           Contracts to Receive              Amount          Value Date        Value      Face Amount    (Depreciation)
          ---------------------------------------------------------------------------------------------------------------
           Australian Dollar               1,208,899           4/03/98         $800,276        $802,985          $(2,709)
           French Franc                    3,667,099           4/30/98          593,324         594,686           (1,362)
           Japanese Yen                    50,800,000          6/15/98          385,202         397,496          (12,294)
                                                                           ---------------------------------------------
                                                                             $1,778,802      $1,795,167         $(16,365)
                                                                           =============================================

                                                                                                              U.S.$
                                                                               U.S. $        U.S.$         Unrealized
                                        Local Principal       Contract         Market      Aggregate      Appreciation/
           Contracts to Deliver              Amount          Value Date        Value      Face Amount    (Depreciation)
          ---------------------------------------------------------------------------------------------------------------
           Finnish Mark                      25,480            4/02/98       $    4,542      $    4,543          $     1
           Japanese Yen                   104,055,685          4/01/98          780,792         788,122            7,330
           Japanese Yen                    25,300,000          6/15/98          191,843         198,598            6,755
           Netherland Guilder               820,877            4/01/98          393,883         394,937            1,054
           Norwegian Krona                 2,997,052           4/01/98          393,179         395,729            2,550
           Swiss Franc                      600,006            4/01/98          393,546         395,443            1,897
                                                                           ---------------------------------------------
                                                                             $2,157,785      $2,177,372          $19,587
                                                                           =============================================

         Futures contracts

         The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At March 31, 1998, the Fund entered into the following financial futures contracts:

                                                                                   Underlying
                                                                                 Face/amount at        Unrealized
                      Contract                Position        Expiration Date         value           Gain/(Loss)
           ------------------------------  ---------------  ------------------  ----------------  -----------------
           Eurotop 100 Futures
             (4 contracts)                      Long              6/19/98       $   1,134,000      $       27,280
           Topix Futures (2 contracts)          Long              6/19/98             187,261                (127)
                                                                                                   ==============
                                                                                                   $       27,153
                                                                                                   ==============